As filed with the Securities and Exchange Commission on December 11, 2008

File Nos. 333-70963; 811-09201

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment No. 18

AND THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 11

COLI VUL-2 SERIES ACCOUNT
(Exact Name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)

8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Offices)

(303) 737-3000
(Depositor’s Telephone Number)

Mitchell T.G. Graye
President and Chief Executive Officer
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

COPIES TO:

James F. Jorden, Esq.	Beverly A. Byrne, Esq.
Jorden Burt LLP	Chief Compliance Officer and Legal Counsel,
Suite 400 East	Financial Services
1025 Thomas Jefferson Street, N.W.	Great-West Life & Annuity Insurance Company
Washington, D.C. 10007-5208	8515 E. Orchard Road, #2T3
Greenwood Village, CO 80111

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Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[X] on December 31, 2008 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being offered: flexible premium variable universal life insurance policies.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No.18 is to designate a new effective date of Post-Effective Amendment  No. 17, which was filed on September 30, 2008 (Accession No. 0001075796-08-000016).  Parts A, B and C of Post-Effective Amendment No. 17 are hereby incorporated by reference.

SIGNATURES

Pursuant to the  requirements  of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village and the State of Colorado on the 11th day of December, 2008.

By:	COLI VUL-2 Series Account

(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

By:	Great-West Life & Annuity Insurance Company

(Depositor)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

/s/ R.L. McFeetors
R.L. McFeetors*	Chairman of the Board	December 11, 2008

/s/ M.T.G. Graye	Director, President and
M.T.G. Graye	Chief Executive Officer	December 11, 2008

/s/ J.L. McCallen	Senior Vice President and
J.L. McCallen	Chief Financial Officer	December 11, 2008

/s/ J. Balog
J. Balog*	Director	December 11, 2008

Name	Title	Date

/s/ J.L. Bernbach
J.L. Bernbach*	Director	December 11, 2008

/s/ O.T. Dackow
O.T. Dackow*	Director	December 11, 2008

/s/ A. Desmarais
A. Desmarais*	Director	December 11, 2008

/s/ P. Desmarais
P. Desmarais*	Director	December 11, 2008

/s/ K.P. Kavanagh
K.P. Kavanagh*	Director	December 11, 2008

/s/ A. Louvel
A. Louvel*	Director	December 11, 2008

/s/ W. Mackness
W. Mackness*	Director	December 11, 2008

/s/ J.E.A. Nickerson
J.E.A. Nickerson*	Director	December 11, 2008

/s/ D.A. Nield
D.A. Nield*	Director	December 11, 2008

/s/ R.J. Orr
R.J. Orr*	Director	December 11, 2008

/s/ M. Plessis-Bélair
M. Plessis- Bélair *	Director	December 11, 2008

/s/ P.K. Ryan
P.K. Ryan*	Director	December 11, 2008

/s/ B.E. Walsh
B.E. Walsh*	Director	December 11, 2008

*By: /s/ R.G. Schultz		December 11, 2008
R. G. Schultz, Attorney-in-Fact pursuant to Powers of Attorney.

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